Prepayments and Other Receivables - Summary of Prepayments and Other Receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [Line Items]
Value added tax recoverable	¥ 240
Prepayments and other receivables	11,776	¥ 9,314
Cost [member]
Disclosure of financial assets [Line Items]
Value added tax recoverable	5,484	3,662
Value added tax refundable	979	1,387
Subsidy receivable	2,092	1,450
Prepaid corporate income tax	306	139
Advance to suppliers	222	218
Prepaid aircraft operating lease rentals	478	319
Rebate receivables on aircraft acquisitions	1,399	944
Amounts due from related parties (note 49(c)(i))	278	569
Deposits relating to aircraft held under operating leases	13	76
Other deposits	194	200
Others	577	548
Prepayments and other receivables	12,022	9,512
Impairment [member]
Disclosure of financial assets [Line Items]
Prepayments and other receivables	¥ (246)	¥ (198)